Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk- Cash Flows (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Not Later Than Three Months Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	€ 447,000,000
Payable Cash Outflows	395,000,000
Later Than Three Months And Not Later Than One Year Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	488,000,000
Payable Cash Outflows	411,000,000
Later Than One Year And Not Later Than Five Years Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	2,076,000,000
Payable Cash Outflows	2,223,000,000
Later Than Five Years [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	2,061,000,000
Payable Cash Outflows	2,003,000,000
Total Member
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Line Items
Receivable Cash Inflows	5,071,000,000
Payable Cash Outflows	€ 5,032,000,000